United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/11

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     10/18/2011
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total:
Form 13F Information Table Entry Total:
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     5784    80571 SH       Sole                                   80571
                                                                14      190 SH       Defined 01                               190
AFLAC Inc                      COM              001055102     3843   109947 SH       Sole                                  109947
AT&T Inc New                   COM              00206R102     3451   120988 SH       Sole                                  120988
                                                                13      470 SH       Defined 01                               470
Abbott Laboratories            COM              002824100      236     4619 SH       Sole                                    4619
                                                                 7      130 SH       Defined 01                               130
Adobe Systems Inc              COM              00724F101     1525    63078 SH       Sole                                   63078
American Express Company       COM              025816109     1775    39541 SH       Sole                                   39541
Apache Corp                    COM              037411105     2261    28175 SH       Sole                                   28175
Apple Inc                      COM              037833100     1602     4200 SH       Sole                                    4200
Artesian Res Corp Cl A Class A COM              043113208     2461   140520 SH       Sole                                  140520
Auto Data Processing           COM              053015103     6320   134041 SH       Sole                                  134041
Berkshire Hathaway B New Class COM              084670207     1786    25140 SH       Sole                                   25140
Best Buy Inc                   COM              086516101     1003    43042 SH       Sole                                   43042
Boeing Co                      COM              097023105     5731    94708 SH       Sole                                   94708
                                                                 7      110 SH       Defined 01                               110
Bristol-Myers Squibb Co        COM              110122108      504    16063 SH       Sole                                   16063
                                                                19      620 SH       Defined 01                               620
Church & Dwight Co Inc         COM              171340102     1283    29032 SH       Sole                                   29032
Cisco Systems Inc              COM              17275R102      684    44142 SH       Sole                                   44142
Colgate-Palmolive Co           COM              194162103     4640    52319 SH       Sole                                   52319
ConocoPhillips                 COM              20825C104     1274    20121 SH       Sole                                   20121
                                                                15      230 SH       Defined 01                               230
Cooper Industries Plc F        COM              G24182100     3457    74965 SH       Sole                                   74965
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     5132    67595 SH       Sole                                   67595
                                                                17      220 SH       Defined 01                               220
Dow Chemical Company           COM              260543103      348    15495 SH       Sole                                   15495
Du Pont E I De Nemour&co       COM              263534109     5794   144955 SH       Sole                                  144955
                                                                 6      150 SH       Defined 01                               150
E M C Corp Mass                COM              268648102     3237   154223 SH       Sole                                  154223
Exponent Inc                   COM              30214u102     1291    31238 SH       Sole                                   31238
Exxon Mobil Corporation        COM              30231g102     7601   104655 SH       Sole                                  104655
FMC Technologies Inc           COM              30249u101     3214    85469 SH       Sole                                   85469
Fedex Corporation              COM              31428X106     5060    74766 SH       Sole                                   74766
Fortune Brands Inc             COM              349631101     1499    27724 SH       Sole                                   27724
General Electric Company       COM              369604103     3380   222096 SH       Sole                                  222096
                                                                 5      350 SH       Defined 01                               350
Glaxosmithkline Plc Adrf Spons COM              37733W105     3935    95303 SH       Sole                                   95303
                                                                 7      180 SH       Defined 01                               180
Harley Davidson Inc            COM              412822108      282     8210 SH       Sole                                    8210
Heinz H J Co                   COM              423074103     2524    50002 SH       Sole                                   50002
                                                                10      190 SH       Defined 01                               190
Home Depot Inc                 COM              437076102     5041   153375 SH       Sole                                  153375
Illinois Tool Works Inc        COM              452308109     2817    67722 SH       Sole                                   67722
International Business Machine COM              459200101     9369    53579 SH       Sole                                   53579
JP Morgan Chase & Co           COM              46625h100     4117   136673 SH       Sole                                  136673
                                                                 5      170 SH       Defined 01                               170
Johnson & Johnson              COM              478160104     7688   120717 SH       Sole                                  120717
                                                                15      240 SH       Defined 01                               240
Kimberly-Clark Corp            COM              494368103     1222    17207 SH       Sole                                   17207
                                                                20      280 SH       Defined 01                               280
Kraft Foods Inc                COM              50075N104      659    19618 SH       Sole                                   19618
                                                                18      530 SH       Defined 01                               530
Lab Cp Of Amer Hldg New        COM              50540R409     2674    33828 SH       Sole                                   33828
Limited Brands Inc             COM              532716107     1207    31332 SH       Sole                                   31332
Logitech Intl S A New F        COM              h50430232      225    28820 SH       Sole                                   28820
McCormick & Co Inc N-Vt Non Vo COM              579780206     5593   121155 SH       Sole                                  121155
McDonalds Corp                 COM              580135101     6697    76259 SH       Sole                                   76259
Medtronic Inc                  COM              585055106     2702    81293 SH       Sole                                   81293
Merck & Co Inc New             COM              589331107      577    17632 SH       Sole                                   17632
Microsoft Corp                 COM              594918104     6919   277972 SH       Sole                                  277972
                                                                13      505 SH       Defined 0                                505
Nordson Corp                   COM              655663102     1367    34395 SH       Sole                                   34395
Oracle Corporation             COM              68389x105      780    27137 SH       Sole                                   27137
                                                                 6      210 SH       Defined 01                               210
Pepsico Incorporated           COM              713448108     6261   101142 SH       Sole                                  101142
Pfizer Incorporated            COM              717081103     1292    73059 SH       Sole                                   73059
Philip Morris Intl Inc         COM              718172109      307     4921 SH       Sole                                    4921
                                                                 9      140 SH       Defined 01                               140
Pinnacle West Capital Cp       COM              723484101      975    22700 SH       Sole                                   22700
Procter & Gamble               COM              742718109     4333    68589 SH       Sole                                   68589
Progressive Corp Ohio          COM              743315103     1098    61813 SH       Sole                                   61813
RPM International Inc Delaware COM              749685103     6145   328610 SH       Sole                                  328610
Resmed Inc                     COM              761152107     1282    44540 SH       Sole                                   44540
Reynolds American Inc          COM              761713106      956    25512 SH       Sole                                   25512
Shaw Group Inc                 COM              820280105     1517    69767 SH       Sole                                   69767
South Jersey Inds Inc          COM              838518108     4565    91763 SH       Sole                                   91763
Stryker Corp                   COM              863667101     3226    68442 SH       Sole                                   68442
Texas Instruments Inc          COM              882508104     2474    92818 SH       Sole                                   92818
The Southern Company           COM              842587107     7367   173884 SH       Sole                                  173884
Tiffany & Co New               COM              886547108     1640    26959 SH       Sole                                   26959
U G I Corporation New          COM              902681105     1948    74149 SH       Sole                                   74149
Under Armour Inc Cl A          COM              904311107     2483    37387 SH       Sole                                   37387
Unilever N V Ny Shs Newf N Y R COM              904784709      190     6038 SH       Sole                                    6038
                                                                15      490 SH       Defined 01                               490
V F Corporation                COM              918204108     5893    48496 SH       Sole                                   48496
Valley National Bancorp        COM              919794107     3100   292731 SH       Sole                                  292731
Verizon Communications         COM              92343v104     6066   164840 SH       Sole                                  164840
                                                                18      490 SH       Defined 01                               490
Viacom Inc Cl B New            COM              92553p201      215     5541 SH       Sole                                    5541
Wal-Mart Stores Inc            COM              931142103     1076    20741 SH       Sole                                   20741
Walt Disney Company            COM              254687106     5215   172927 SH       Sole                                  172927
                                                                 5      170 SH       Defined 01                               170
UMH Properties Inc. REIT       COM              903002103      448    49285 SH       Sole                                   49285
Washington Real Estate Investm COM              939653101     5697   202181 SH       Sole                                  202181
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     6623    57944 SH       Sole                                   57944
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1908    21773 SH       Sole                                   21773
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     2694    33089 SH       Sole                                   33089
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      528    26323 SH       Sole                                   26323
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      523    10059 SH       Sole                                   10059
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      455    17854 SH       Sole                                   17854
Ishares MSCI Israel Inx Israel STK IDX          464286632      336     8372 SH       Sole                                    8372
Ishares MSCI Korea Idx Korea I STK IDX          464286772      483    10366 SH       Sole                                   10366
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      380     7977 SH       Sole                                    7977
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     5849   164259 SH       Sole                                  164259